Consolidated Statements of Stockholders Equity and Comprehensive Loss (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Other comprehensive gain (loss), taxes	$ 0	$ 0
Common stock issued, issuance costs	$ 1,220,735	$ 0